Remuneration of Auditors	12 Months Ended
Jun. 30, 2024
Remuneration of Auditors [Abstract]
Remuneration of auditors

Note 35. Remuneration of auditors

During the financial year the following fees were paid or payable for services provided by the auditors of the Company:

	30 June 2024	30 June 2023
Audit or review of the consolidated financial statements – UHY Haines Norton	152,941	188,963
Audit and Review Services – M&K CPAS, PLLC	96,114	—
	249,055	188,963

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*        Audit fees paid or payable to UHY Haines Norton are included as part of our IPO expenses.

On May 21, 2024, UHY Haines Norton resigned solely as our independent auditor for PCAOB audits, and on May 21, 2024, we appointed M&K CPAS, PLLC as our new independent auditor. However, UHY Haines Norton will remain as our independent auditor for Australian reporting purposes